Share Capital - Performance Share Units (Details) - PSU	12 Months Ended
	Dec. 31, 2025 shares shares	Dec. 31, 2024 shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	1,014,505	967,921
Issued	197,786	357,792
Settled	(201,640)	(249,694)
Forfeited	(130,948)	(61,514)
Outstanding balance, end of year	879,703	1,014,505